Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Total
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	$ 597,221	$ 585,530		$ 449,380
Contribution margin	151,514	153,896	[1]	110,940	[1]
Administrative expenses	105,911	82,187		58,631
Finance expenses	(37,917)	78,636		54,489
Other expenses	25,299	78,991		7,716
Income (loss) before tax	58,221	(85,918)		(9,896)
Total | NextGel [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	256,112	244,791		201,294
Contribution margin	66,752	66,679	[1]	52,679	[1]
Total | Procaps Colombia [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	145,330	156,820		121,532
Contribution margin	44,594	51,431	[1]	43,926	[1]
Total | CAN [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	77,928	67,842		44,808
Contribution margin	18,681	18,767	[1]	9,197	[1]
Total | CASAND [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	83,392	68,242		40,094
Contribution margin	14,602	9,949	[1]	9,001	[1]
Total | Diabetrics [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	34,459	47,835		39,221
Contribution margin	2,965	6,981	[1]	6,294	[1]
Administrative expenses
Finance expenses
Other expenses
Total | Corporate [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue				2,431
Contribution margin	3,920	89	[1]	(10,157)	[1]
Administrative expenses	105,911	82,187		58,631
Finance expenses	(37,917)	78,636		54,489
Other expenses	25,299	78,991		7,716
Elimination of intersegment amounts [member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(187,301)	(175,788)		(117,913)
Contribution margin	(5,511)	(1,240)	[1]	10,745	[1]
Administrative expenses
Finance expenses
Other expenses
Income (loss) before tax	(5,511)	(1,240)		10,745
Elimination of intersegment amounts [member] | NextGel [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(131,047)	(123,964)		(95,315)
Contribution margin	(14,307)	(12,573)	[1]	(5,790)	[1]
Elimination of intersegment amounts [member] | Procaps Colombia [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(2,985)	(1,493)		(6,637)
Contribution margin	156	490	[1]	(1,695)	[1]
Elimination of intersegment amounts [member] | CAN [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(22,461)	(16,905)		805
Contribution margin	(1,861)	(231)	[1]	6,324	[1]
Elimination of intersegment amounts [member] | CASAND [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(17,062)	(14,286)		(1,538)
Contribution margin	14,869	11,754	[1]	813	[1]
Elimination of intersegment amounts [member] | Diabetrics [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(13,746)	(19,140)		(16,432)
Contribution margin	116	(133)	[1]	(807)	[1]
Administrative expenses
Finance expenses
Other expenses
Elimination of intersegment amounts [member] | Corporate [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue				1,204
Contribution margin	(4,484)	(547)	[1]	11,901	[1]
Administrative expenses
Finance expenses
Other expenses
Unallocated amounts [member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	409,920	409,742		331,467
Contribution margin	146,003	152,656	[1]	121,685	[1]
Administrative expenses	105,911	82,187		58,631
Finance expenses	(37,917)	78,636		54,489
Other expenses	25,299	78,991		7,716
Income (loss) before tax	52,710	(87,158)		849
Unallocated amounts [member] | NextGel [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	125,065	120,827		105,979
Contribution margin	52,445	54,106	[1]	46,889	[1]
Unallocated amounts [member] | Procaps Colombia [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	142,345	155,327		114,895
Contribution margin	44,750	51,921	[1]	42,231	[1]
Unallocated amounts [member] | CAN [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	55,467	50,937		45,613
Contribution margin	16,820	18,536	[1]	15,521	[1]
Unallocated amounts [member] | CASAND [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	66,330	53,956		38,556
Contribution margin	29,471	21,703	[1]	9,814	[1]
Unallocated amounts [member] | Diabetrics [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	20,713	28,695		22,789
Contribution margin	3,081	6,848	[1]	5,487	[1]
Administrative expenses
Finance expenses
Other expenses
Unallocated amounts [member] | Corporate [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue				3,635
Contribution margin	(564)	(458)	[1]	1,744	[1]
Administrative expenses	105,911	82,187		58,631
Finance expenses	(37,917)	78,636		54,489
Other expenses	$ 25,299	$ 78,991		$ 7,716

[1]	Contribution margin is determined by subtracting sales and marketing expenses from gross profit. The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.